Employee Savings and Pension Plan	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Employee Savings and Pension Plan
Employee Savings and Pension Plan
Savings Plans
The Company provides 401(k) retirement savings plans or other defined contribution savings plans (“Savings Plans”) to its qualified U.S. and non-U.S. employees. Under the Company’s primary U.S. savings plan, the Company matches 50% of the employee’s pre-tax retirement savings contribution up to a maximum of 3% of eligible earnings. Vesting in the Company match is 25% per vesting year of service in the plan, subject to a minimum number of hours worked threshold and other events which may trigger immediate vesting of the Company match. Under the Company’s primary non-U.S. savings plan in the United Kingdom, employees can contribute a maximum of their annual compensation and the Company matches those contributions with 5% to 8% of the employee’s annual compensation. Company matching contributions, net of forfeitures, for the Savings Plans for the years ended December 31, 2019, 2018 and 2017 were $27.6 million, $25.5 million and $22.0 million, respectively.
Pension Plan
The Pension Plan was closed to new participants as of December 31, 2002. In December 2009, the Company closed the Pension Plan to additional contributions effective January 1, 2010. As amended, participants are entitled to receive benefits previously accrued, which are based on the expected amount of compensation at retirement and the number of years of service through January 1, 2010, but participants will receive no additional credit for future years of service. The Company will, however, continue to make contributions in respect of the funding plan. The expected funding contributions to the Pension Plan are discretionary and can change at any time based on updated statutory funding position calculations, resulting changes to the funding recovery plan and other factors determined by the Company.
Pre-tax pension costs and other amounts recognized in net income and OCL or (OCI) for the Pension Plan included the following components:

	Years Ended December 31,
	2019	2018	2017
Net periodic pension cost (credit):
Interest cost	$2,397	$2,370	$2,596
Expected return on plan assets	(2,106)	(3,195)	(4,125)
Amortization of actuarial loss	605	784	1,693
Net periodic pension cost (credit)	$896	$(41)	$164

Other changes in plan assets and benefit obligations recognized in OCL or (OCI):
Net actuarial loss (gain) arising during period	$2,180	$(1,169)	$(11,881)
Amortization of actuarial loss	(605)	(784)	(1,693)
Foreign currency translation adjustment	—	110	1,269
Total OCL or (OCI)	$1,575	$(1,843)	$(12,305)

Total recognized in net periodic pension cost (credit) and OCL or (OCI)	$2,471	$(1,884)	$(12,141)

The weighted-average assumptions used to determine net periodic pension cost for periods below were as follows:

	Years Ended December 31,
	2019	2018	2017
Discount rate	3.0%	2.6%	2.7%
Rate of compensation increase	3.7%	3.7%	3.7%
Long-term rate of return on plan assets	2.5%	3.7%	5.6%

The change in benefit obligation, change in plan assets, funded status and amounts recognized for the Pension Plan were as follows:

	December 31,
	2019	2018
Change in benefit obligation:
Projected benefit obligation, beginning of year	$80,435	$91,356
Interest cost	2,397	2,370
Net actuarial loss (gain)	11,287	(6,400)
Plan amendments	—	135
Benefits paid	(2,465)	(2,168)
Foreign currency translation adjustment	811	(4,858)
Projected benefit obligation, end of year	$92,465	$80,435

Change in plan assets:
Fair value of plan assets, beginning of year	$84,894	$88,794
Actual return on plan assets	11,254	(1,716)
Employer contributions	—	5,077
Benefits paid	(2,465)	(2,168)
Foreign currency translation adjustment	867	(5,093)
Fair value of plan assets, end of year	$94,550	$84,894

Funded status recorded as other assets	$2,085	$4,459

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets were as follows:

	December 31,
	2019	2018
Projected benefit obligation	$92,465	$80,435
Accumulated benefit obligation	89,637	76,676
Fair value of plan assets	94,550	84,894

As of December 31, 2019, expected funding contributions to the Pension Plan were as follows:

Year	Amount
2021	$3,639
2022	3,769
Total	$7,408

The weighted-average assumptions used to determine benefit obligations at the end of the plan year were as follows:

	December 31,
	2019	2018
Discount rate	2.1%	3.0%
Rate of compensation increase	3.6%	3.7%

The Pension Plan’s target allocations and weighted-average asset allocations by asset category were as follows:

		Weighted-Average Asset Allocation
	Target	December 31,
Asset Category	Allocation	2019	2018
Equity securities	38.5%	39.0%	38.9%
Debt securities	61.5%	60.8%	61.0%
Cash	—%	0.2%	0.1%
Total	100.0%	100.0%	100.0%

The trustees’ investment objectives for the Pension Plan is to provide for growth of capital with a moderate level of volatility by investing in accordance with the target asset allocations above to meet the benefit obligations of the Pension Plan. The Pension Plan’s long-term strategy is to align the investment approach with the pension obligation as the value of the investments increases, with an objective of being fully funded, while managing the risk of the investment portfolio. The target allocations above were selected by the trustees with the advice of an independent third-party investment manager.  The independent third-party investment manager manages the assets and tracks the return on a benchmark portfolio, matching the above strategic asset allocation.  The trustees review the performance of the investment manager and Pension Plan assets on a continuous basis to ensure the trustees’ investment strategy is meeting the trustees’ investment objectives. The Pension Plan assets are valued using the net asset value that is reported by the investment manager.  During 2018, the target allocations for investments changed from 70% to 40% for equity securities and from 30% to 60% for debt securities, to better align with the future expected liabilities of the Pension Plan. In 2019, the target allocation was further revised in line with this strategy to 38.5% equity securities and 61.5% debt securities. The Company considers the Pension Plan assets to be a Level 2 classification within the fair value hierarchy.
The allocation of Pension Plan assets is as follows on the dates set forth below:

	December 31,
	2019	2018
Equity securities	$36,832	$32,973
Debt securities	57,531	51,819
Cash	187	102
Total	$94,550	$84,894

As of December 31, 2019, expected benefit payments from the Pension Plan for each of the next five years, and the next five years in the aggregate, were as follows:

Year	Amount
2020	$941
2021	955
2022	971
2023	986
2024	1,002
Next 5 years	5,248
Total	$10,103